Stock Based Compensation - Executive grants (Details)							1 Months Ended	12 Months Ended
	Jun. 08, 2020 USD ($) $ / shares shares	May 15, 2020 USD ($) $ / shares shares	May 14, 2020 USD ($)	Apr. 15, 2020 USD ($) $ / shares shares	Apr. 30, 2019 Option	Apr. 29, 2019 Option $ / shares	Aug. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) item shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse Recapitalization Exchange Rate								0.7471
Chief executive officer options to purchase shares | shares								15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage, Quarterly								5.00%
Share Based Compensation Related Shares Founder Grants								$ 47,841,859
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares								47,841,859
Share Based Compensation Related Shares Founder Grants								$ 47,841,859
Share-based Payment Arrangement, Expense								23,757,000	$ 1,237,000	$ 6,680,000
Compensation expense recognized								$ 23,757,000	$ 1,237,000	$ 6,680,000
Issuance of common stock upon early exercise of stock options with promissory note (in shares) | shares								15,000,000
Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage, Quarterly							6.25%
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount								$ 2,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares							2,757,886
Compensation expense							$ 23,500,000
Vesting percentage							25.00%
Founders Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Benefits and Share-based Compensation								800,000
Grant date fair value of option recognized as compensation expense over the requisite service period								$ 93,400,000
Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse Recapitalization Exchange Rate									0.7471
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares								24,669,278
Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Benefits and Share-based Compensation									$ 11,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares								8,172,581.0	700,000
Old Skillz Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights								50
Vesting period								50
Old Skillz Class A Common Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares				$ 1.15
Old Skillz Class B Common Stock [Member] | Chief Technology Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	50
Vesting period	50
New Skillz Class B Common Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares								9,960,000
New Skillz Class A common stock [Member] | Chief Revenue Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares								2,040,000
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense									$ 2,300,000
Compensation expense recognized									2,300,000
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense									700,000
Compensation expense recognized									700,000
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense									400,000
Compensation expense recognized									$ 400,000
Executive grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of separate options to purchase shares of Class A common stock | Option					2	2
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage, Quarterly								25.00%
Executive grants | Promissory note
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Interest Rate During Period			0.58%
Outstanding principal of promissory note			$ 11,400,000					$ 3,800,000
Interest rate								2.55%
Maximum term of promissory note								9 years
Executive grants | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount								$ 21,500,000
Employee Benefits and Share-based Compensation			$ 3,800,000
Vesting percentage								100.00%
Executive grants | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options | $ / shares						$ 0.43
Executive grants | Class A common stock | Promissory note
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock upon early exercise of stock options with promissory note (in shares) | shares								8,970,517
Executive grants | Class B Common Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares		$ 1.15
Executive grants | Old Skillz Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								4 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage, Quarterly								6.25%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights								100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares								9,921,314
Vesting period								100
Vesting percentage								25.00%
Executive grants | Old Skillz Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		50
Vesting period		50
First option | Old Skillz Class B Common Stock [Member] | Chief Technology Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage, Quarterly	6.25%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	100
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 9,000,000
Employee Benefits and Share-based Compensation								$ 900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	1,520,736
Vesting period	100
Vesting percentage	25.00%							100.00%
First option | Executive grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense								$ 700,000
Grant date fair value of option recognized as compensation expense over the requisite service period								1,700,000
Compensation expense recognized								$ 700,000
First option | Executive grants | Chief Revenue Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage, Quarterly								100.00%
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 3,500,000
Employee Benefits and Share-based Compensation								$ 600,000
First option | Executive grants | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Chief executive officer options to purchase shares | shares								2,990,172
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights								P4Y
Vesting period								P4Y
Vesting percentage								0.021%
First option | Executive grants | Class A common stock | Vesting of then-outstanding shares upon the consummation of an IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								50.00%
First option | Executive grants | Class A common stock | Vesting of then-outstanding shares upon the earlier of Exit Transaction or termination of service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								100.00%
First option | Executive grants | Old Skillz Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage, Quarterly		6.25%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares		1,852,695
Vesting period		100
Vesting percentage		25.00%
Second option | Old Skillz Class B Common Stock [Member] | Chief Technology Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 1.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	919,862
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 3,700,000
Second option | Old Skillz Class B Common Stock [Member] | Minimum | Chief Technology Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	1,800,000,000
Second option | Old Skillz Class B Common Stock [Member] | Maximum | Chief Technology Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 3,000,000,000
Second option | Executive grants | Chief Revenue Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				$ 2,000,000
Second option | Executive grants | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market condition targets								$ 600,000,000
Second option | Executive grants | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Chief executive officer options to purchase shares | shares								5,980,344
Number of market condition targets related to the valuation of the Company | item								8
Grant date fair value of option recognized as compensation expense over the requisite service period								$ 900,000
Second option | Executive grants | Class A common stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market condition targets								$ 2,700,000,000
Second option | Executive grants | Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Interest Rate During Period			0.58%
Share Based Compensation Related Shares Founder Grants			$ 2,779,042
Share Based Compensation Related Shares Founder Grants			2,779,042
Outstanding principal of promissory note			$ 3,200,000
Second option | Executive grants | Old Skillz Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares				926,347
Second option | Executive grants | Old Skillz Class B Common Stock [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				$ 1,500,000,000
Second option | Executive grants | Old Skillz Class B Common Stock [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				$ 2,700,000,000